Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits
Following is a summary of deposits at December 31:

	2023	2022
Noninterest-bearing deposits	$322,222	$354,413

Interest-bearing deposits:
NOW accounts	170,422	209,758
Savings and Money Market	255,369	311,565
Time deposits in denominations of $250 or less	301,323	115,049
Time deposits in denominations of more than $250	77,800	36,870
Total time deposits	379,123	151,919
Total interest-bearing deposits	804,914	673,242

Total deposits	$1,127,136	$1,027,655

Maturities of Time Deposits	Following is a summary of total time deposits by remaining maturity at December 31, 2023:
2024	$261,922
2025	95,860
2026	19,001
2027	1,139
2028	1,023
Thereafter	178
Total	$379,123